TAXES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Taxes Payable [Text Block]
15. TAXES PAYABLE

Taxes payable consisted of the following at June 30, 2011, and December 31, 2010:

	2011	2010
Value-added tax	$3,133	$494,715
Income tax	123,777	414,211
Other	1,847	12,841
Total	$128,757	$921,767

16. TAXES PAYABLE

Taxes payable consisted of the following at December 31, 2010 and 2009:

	2010	2009
Value added	$494,715	$142,957
Income	414,211	267,324
Land use	7,133	55,343
Other	5,708	969
Total	$921,767	$466,593